The Tocqueville Fund
Schedule of Investments as of July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks - 96.6%
Banks - 1.2%
Bank of America Corp.	120,000	$2,985,600
Capital Goods - 6.3%
Caterpillar, Inc.	25,000	3,322,000
Deere & Co.	20,000	3,526,200
Illinois Tool Works, Inc.	25,000	4,624,750
Parker-Hannifin Corp.	15,000	2,683,800
The Boeing Co.	10,000	1,580,000
		15,736,750
Commercial & Professional Services - 0.6%
Steelcase, Inc. - Class A	150,000	1,609,500
Consumer Services - 2.3%
McDonald's Corp.	30,000	5,828,400
Diversified Financials - 2.1%
Berkshire Hathaway, Inc. - Class B (a)	10,000	1,957,800
The Charles Schwab Corp.	100,000	3,315,000
		5,272,800
Energy - 2.4%
Chevron Corp.	50,000	4,197,000
Marathon Petroleum Corp.	50,000	1,910,000
		6,107,000
Food & Staples Retailing - 2.6%
Walmart, Inc.	50,000	6,470,000
Food, Beverage & Tobacco - 3.5%
Constellation Brands, Inc. - Class A	10,000	1,782,000
The Coca-Cola Co.	150,000	7,086,000
		8,868,000
Health Care Equipment & Services - 2.0%
Abbott Laboratories	50,000	5,032,000
Household & Personal Products - 6.7%
Colgate-Palmolive Co.	100,000	7,720,000
The Procter & Gamble Co.	70,000	9,178,400
		16,898,400
Insurance - 1.4%
Aflac, Inc.	100,000	3,557,000
Materials - 9.7%
BHP Group Ltd. - ADR (b)	50,000	2,642,000
Dow, Inc.	30,000	1,231,800
Freeport-McMoRan, Inc.	100,000	1,292,000
Nutrien Ltd. (b)	50,000	1,629,500
Pan American Silver Corp. (b)	100,000	3,736,000
Sonoco Products Co.	75,000	3,880,500
Vulcan Materials Co.	40,000	4,696,800
Wheaton Precious Metals Corp. (b)	100,000	5,433,000
		24,541,600
Media & Entertainment - 6.8%
Alphabet, Inc. - Class A (a)	5,000	7,439,750
Facebook, Inc. - Class A (a)	15,000	3,805,050
The Walt Disney Co.	50,000	5,847,000
		17,091,800
Pharmaceuticals, Biotechnology & Life Sciences - 10.0%
Biogen, Inc. (a)	10,000	2,746,900
Ionis Pharmaceuticals, Inc. (a)	40,000	2,302,400
Johnson & Johnson	30,000	4,372,800
Merck & Co., Inc.	100,000	8,024,000
Pfizer, Inc.	200,000	7,696,000
		25,142,100
Retailing - 7.4%
Amazon.com, Inc. (a)	5,000	15,823,400
eBay, Inc.	50,000	2,764,000
		18,587,400
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	150,000	9,649,500
Intel Corp.	120,000	5,727,600
NVIDIA Corp.	15,000	6,368,850
QUALCOMM, Inc.	50,000	5,280,500
		27,026,450
Software & Services - 8.4%
Automatic Data Processing, Inc.	45,000	5,980,950
Fidelity National Information Services, Inc.	10,000	1,463,100
Microsoft Corp.	67,500	13,838,175
		21,282,225
Technology Hardware & Equipment - 4.2%
Apple, Inc.	25,000	10,626,000
Telecommunication Services - 2.3%
Verizon Communications, Inc.	100,000	5,748,000
Transportation - 1.0%
Delta Air Lines, Inc.	100,000	2,497,000
Utilities - 5.0%
NextEra Energy, Inc.	45,000	12,631,500
Total Common Stocks (Cost $105,666,364)		243,539,525

Real Estate Investment Trusts (REITs) - 2.7%
Real Estate - 2.7%
Boston Properties, Inc.	15,000	1,336,350
Weyerhaeuser Co.	200,000	5,562,000
Total Real Estate Investment Trust (Cost $5,200,778)		6,898,350

Exchange-Traded Fund (ETF) - 0.6%
Diversified Financials - 0.6%
SPDR Gold Shares (a)	8,500	1,576,155
Total Exchange-Traded Fund (Cost $1,257,477)		1,576,155

Short-Term Investment - 0.0%
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.076% (c)	255	255
Total Short-Term Investment (Cost $255)		255

Total Investments (Cost $112,124,874) - 99.9%		252,014,285
Other Assets in Excess of Liabilities - 0.1%		250,667
Total Net Assets - 100.0%		$252,264,952

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Australia 1.0%; Canada 4.3%.
(c)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.